Trade and Other Receivables - Schedule of trade and other receivables, net (Detail) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Jan. 01, 2018	Dec. 31, 2016
Disclosure of trade and other receivables [line items]
Trade receivables from contracts with costumers	$ 9,731	$ 10,064
Total trade receivables	14,755	16,092
Expected credit losses	(4,777)	(5,945)		$ (5,426)
Total trade receivables, net	9,978	10,147
Current	5,027	4,972	$ 4,869
Non-current	4,951	5,175	$ 5,156
Third parties [Member]
Disclosure of trade and other receivables [line items]
Expected credit losses	(3,525)	(3,686)
Related parties [member]
Disclosure of trade and other receivables [line items]
Expected credit losses	(1,252)	(2,259)
Cost [member]
Disclosure of trade and other receivables [line items]
Trade receivables from contracts with costumers	11,544	12,772
Other receivables	3,211	3,320
Cost [member] | Third parties [Member]
Disclosure of trade and other receivables [line items]
Trade receivables from contracts with costumers	6,887	6,995
Receivables from divestments	1,273	872
Finance lease receivables	534	550
Other receivables	1,036	1,647
Cost [member] | Transactions with joint ventures, associates, government entities and pension plans [member]
Disclosure of trade and other receivables [line items]
Trade receivables from contracts with costumers	467	530
Cost [member] | Diesel subsidy [member]
Disclosure of trade and other receivables [line items]
Trade receivables from contracts with costumers	153
Cost [member] | Petroleum and alcohol accounts from Brazilian government [Member]
Disclosure of trade and other receivables [line items]
Trade receivables from contracts with costumers	215	251
Cost [member] | Receivables from the electricity sector [Member]
Disclosure of trade and other receivables [line items]
Trade receivables from contracts with costumers	$ 4,190	$ 5,247